Intangibles and Goodwill - Narrative (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Amortization of intangible assets	$ 800,000	$ 1,300,000	$ 2,500,000	$ 4,000,000
Goodwill	6,792,000		6,792,000		$ 6,792,000
Goodwill, impairment loss	$ 0		$ 0		0
StepStone Group LP
Amortization of intangible assets					5,000,000	$ 6,500,000	$ 3,400,000
Goodwill					6,792,000	6,792,000
Goodwill, impairment loss					$ 0	$ 0